Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Related Party Income	$ 35,861	$ 1,703	$ 2,408
Related Party Expenses	2,688,298	2,739,499	2,700,018
Related Party Receivables	58	97	140
Related Party Payables	$ 124,347	139,137	82,935
Related Party 6
Statement [Line Items]
Name Of Related Party	Coyserv S.A.
Related Party Income	$ 0	0	0
Related Party Expenses	0	0	8,699
Related Party Receivables	0	0	0
Related Party Payables	$ 0	0	0
Related Party 1
Statement [Line Items]
Name Of Related Party	Termoeléctrica José de San Martín S.A.
Related Party Income	$ 670	1,124	1,662
Related Party Expenses	0	0	0
Related Party Receivables	50	97	140
Related Party Payables	$ 0	0	0
Related Party 2
Statement [Line Items]
Name Of Related Party	Distribuidora de Gas Cuyana S.A. (1)
Related Party Income	$ 17,344	0	0
Related Party Expenses	1,308,847	1,087,575	1,090,614
Related Party Receivables	0	0	0
Related Party Payables	$ 117,867	138,069	81,324
Related Party 3
Statement [Line Items]
Name Of Related Party	Distribuidora de Gas del Centro S.A.
Related Party Income	$ 17,344	0	0
Related Party Expenses	0	0	0
Related Party Receivables	0	0	0
Related Party Payables	$ 6,480	0	0
Related Party 4
Statement [Line Items]
Name Of Related Party	Energía Sudamericana S.A.
Related Party Income	$ 0	0	0
Related Party Expenses	0	0	0
Related Party Receivables	0	0	0
Related Party Payables	$ 0	1,068	1,611
Related Party 5
Statement [Line Items]
Name Of Related Party	RMPE Asociados S.A
Related Party Income	$ 503	579	746
Related Party Expenses	1,379,451	1,651,924	1,600,705
Related Party Receivables	8	0	0
Related Party Payables	$ 0	$ 0	$ 0